Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Jun. 30, 2022
Interests in other entities [Abstract]
Disclosure of Associates
The carrying value of investments in associates and joint ventures consist of:

		Cann Group	CTT Pharmaceutical	Choom	Venn Cannabis	Total
	Note	Note 6(d)	Holdings Inc.	Note 6(a)
		$	$	$	$	$
Balance, June 30, 2020		16,917	381	816	—	18,114
Reclassification		(16,968)	—	(585)	—	(17,553)
Share of net income(1)		(226)	(52)	(231)	—	(509)
OCI FX and share of OCI loss		277	(40)	—	—	237
Balance, June 30, 2021		—	289	—	—	289
Additions			—	5,825	1,156	6,981
Share of net income(1)	21	—	—	(344)	51	(293)
Disposition		—	(289)	—	—	(289)
Impairment	6(a)	—	—	(5,479)	—	(5,479)
OCI FX and share of OCI loss		—	—	(2)	—	(2)
Balance, June 30, 2022		—	—	—	1,207	1,207
(1)Represents an estimate of the Company’s share of net income based on the latest available information of each investee.

Investments in Joint Ventures
The carrying value of investments in associates and joint ventures consist of:

		Cann Group	CTT Pharmaceutical	Choom	Venn Cannabis	Total
	Note	Note 6(d)	Holdings Inc.	Note 6(a)
		$	$	$	$	$
Balance, June 30, 2020		16,917	381	816	—	18,114
Reclassification		(16,968)	—	(585)	—	(17,553)
Share of net income(1)		(226)	(52)	(231)	—	(509)
OCI FX and share of OCI loss		277	(40)	—	—	237
Balance, June 30, 2021		—	289	—	—	289
Additions			—	5,825	1,156	6,981
Share of net income(1)	21	—	—	(344)	51	(293)
Disposition		—	(289)	—	—	(289)
Impairment	6(a)	—	—	(5,479)	—	(5,479)
OCI FX and share of OCI loss		—	—	(2)	—	(2)
Balance, June 30, 2022		—	—	—	1,207	1,207
(1)Represents an estimate of the Company’s share of net income based on the latest available information of each investee.